Parent Company Only Financial Information - Condensed Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash	$ 16,562	$ 13,220
Other assets	1,536	1,573
Total Assets	931,435	507,265
Liabilities and Stockholder Equity
Subordinated Notes	11,000
Other liabilities	6,518	7,833
Stockholder's Equity	112,101	71,394	$ 61,626
Total liabilities and stockholders' equity	931,435	507,265
Parent Company [Member]
Assets
Cash	3,180	11,671
Investment in Subsidiary	115,830	56,193
Other assets	4,246	3,604
Total Assets	123,256	71,468
Liabilities and Stockholder Equity
Subordinated Notes	11,000
Other liabilities	155	74
Stockholder's Equity	112,101	71,394
Total liabilities and stockholders' equity	$ 123,256	$ 71,468